================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              ---------------------

                                    FORM N-Q

                              ---------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                              ---------------------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

================================================================================

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Limited Maturity Fixed Income Fund

Description                                   Face Amount (000)    Value (000)
------------------------------------------    ----------------     ----------
CORPORATE BONDS [45.2%]
   AEROSPACE & DEFENSE [2.1%]
   Boeing
     5.000%, 03/15/14                         $            625     $       673
   United Technologies
     7.125%, 11/15/10                                      175             185
                                                                   -----------
   TOTAL AEROSPACE & DEFENSE                                               858
                                                                   ===========

   BANKS [8.1%]
   Bank of America
     4.875%, 01/15/13                                      150             156
     4.375%, 12/01/10                                       60              62
   Barclays Bank
     5.000%, 09/22/16                                      625             639
   Citibank
     1.500%, 07/12/11                                      300             302
   JPMorgan Chase
     5.600%, 06/01/11                                      150             159
     3.125%, 12/01/11                                      500             517
   Wachovia
     4.375%, 06/01/10                                      100             102
   Wachovia, MTN
     5.500%, 05/01/13                                      625             664
   Wells Fargo
     5.300%, 08/26/11                                      150             159
     2.125%, 06/15/12                                      535             541
                                                                   -----------
   TOTAL BANKS                                                           3,301
                                                                   ===========

   COMPUTER SYSTEM DESIGN & SERVICES [3.7%]
   Hewlett-Packard
     6.125%, 03/01/14                                      625             698
     4.250%, 02/24/12                                      150             157
     2.950%, 08/15/12                                      120             123
   IBM
     4.950%, 03/22/11                                      190             198
     4.750%, 11/29/12                                      165             177
     2.100%, 05/06/13                                      140             140
                                                                   -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                               1,493
                                                                   ===========

   CREDIT UNIONS [1.5%]
   US Central Federal Credit Union
     1.250%, 10/19/11                                      600             600
                                                                   ===========

   DRUGS [0.8%]
   Abbott Laboratories
     5.600%, 05/15/11                                      145             154
   Pfizer
     4.450%, 03/15/12                                      170             180
                                                                   -----------
   TOTAL DRUGS                                                             334
                                                                   ===========

   ENERGY [0.8%]
   Florida Power
     4.500%, 06/01/10                                      250             254
   FPL Group Capital
     5.625%, 09/01/11                                       85              90
                                                                   -----------
   TOTAL ENERGY                                                            344
                                                                   ===========

   FINANCIAL SERVICES [9.4%]
   Bank of New York Mellon, MTN
     5.000%, 03/23/12                                      150             159
   Boeing Capital
     6.500%, 02/15/12                                      150             164
     6.100%, 03/01/11                                      250             264
   Caterpillar Financial Services, MTN
     5.750%, 02/15/12                                      150             162
     5.050%, 12/01/10                                      200             208
   CME Group
     5.400%, 08/01/13                                      625             675
   Countrywide Financial, MTN
     5.800%, 06/07/12                                      625             663
   General Electric Capital, MTN
     4.875%, 10/21/10                                      150             155
     2.000%, 09/28/12                                      535             536
   General Electric Capital, Ser A,
   MTN
     6.000%, 06/15/12                                      625             674
   John Deere Capital, MTN
     5.250%, 10/01/12                                      150             162
                                                                   -----------
   TOTAL FINANCIAL SERVICES                                              3,822
                                                                   ===========

   FOOD, BEVERAGE & TOBACCO [1.7%]
   Campbell Soup
     6.750%, 02/15/11                                      150             160
   Coca-Cola
     5.750%, 03/15/11                                      145             154
   Coca-Cola Enterprises
     3.750%, 03/01/12                                      170             177
   PepsiCo
     5.150%, 05/15/12                                       60              64
   Unilever Capital
     7.125%, 11/01/10                                      150             158
                                                                   -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          713
                                                                   ===========

   FOOD-RETAIL [0.2%]
   Safeway
     6.500%, 03/01/11                                       60              63
                                                                   ===========

   INVESTMENT BANKER/BROKER DEALER [13.7%]
   Bear Stearns, MTN
     6.950%, 08/10/12                                      625             698
   Citigroup
     5.100%, 09/29/11                                      625             646
   Citigroup Funding
     2.250%, 12/10/12                                    1,000           1,008
   Credit Suisse First Boston
     6.125%, 11/15/11                                      785             847
   Goldman Sachs Group
     6.600%, 01/15/12                                      115             125
     4.500%, 06/15/10                                      100             102
   Goldman Sachs Group, MTN
     3.625%, 08/01/12                                      625             644
   Morgan Stanley
     6.750%, 04/15/11                                      780             826
     6.600%, 04/01/12                                      150             163
     1.950%, 06/20/12                                      500             505
                                                                   -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                 5,564
                                                                   ===========

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Limited Maturity Fixed Income Fund

Description                                                  Face Amount (000)    Value (000)
------------------------------------------                   ----------------     ----------
   MULTI-MEDIA [0.4%]
   Walt Disney, MTN
     5.700%, 07/15/11                                        $            150     $     160
                                                                                  =========

   OIL, GAS & CONSUMABLE FUELS [1.5%]
   ConocoPhillips
     4.750%, 02/01/14                                                     550           591
                                                                                  =========

   RETAIL [0.4%]
   Wal-Mart Stores
     5.000%, 04/05/12                                                     170           183
                                                                                  =========

   TELEPHONES & TELECOMMUNICATIONS [0.4%]
   AT&T
     7.300%, 11/15/11                                                     150           165
                                                                                  =========

   TRANSPORT-RAIL [0.5%]
   Canadian National Railway
     6.375%, 10/15/11                                                     175           190
                                                                                  =========

     TOTAL CORPORATE BONDS
     (Cost $ 18,041)                                                                 18,381
                                                                                  =========

U.S. GOVERNMENT AGENCY OBLIGATIONS [20.6%]
   FHLB
     5.750%, 05/15/12                                                     400           440
     5.375%, 08/19/11                                                     845           902
     1.125%, 10/15/10 (A)                                                 925           924
   FHLMC
     6.000%, 06/15/11                                                     600           643
     4.750%, 03/05/12                                                     645           692
     2.125%, 09/21/12                                                     200           202
   FNMA
     6.000%, 05/15/11                                                   1,000         1,071
     5.375%, 11/15/11                                                     930         1,002
     5.250%, 08/01/12                                                     625           667
     3.000%, 07/28/14                                                     925           931
     2.900%, 04/07/14                                                     925           923
                                                                                  =========
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $ 8,343)                                                                   8,397
                                                                                  =========

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [17.4%]
   FHLMC, Pool G12806
     5.500%, 09/01/22                                                     312           331
   FHLMC, Pool G18247
     5.000%, 04/01/23                                                     221           231
   FHLMC, Pool G18251
     5.000%, 05/01/23                                                     330           345
   FHLMC, Pool G18321
     4.500%, 08/01/24                                                     167           172
   FHLMC, Pool J04241
     5.500%, 01/01/22                                                     204           217
   FHLMC, Pool J04459
     5.000%, 03/01/22                                                     163           170
   FHLMC, Pool J04508
     5.000%, 03/01/22                                                     125           132
   FHLMC, Pool J07575
     5.000%, 04/01/23                                                     244           255
   FHLMC REMIC, Pool FHRR R005 AB, Cl AB
     5.500%, 12/15/18                                                     435           455
   FHLMC REMIC, Pool FHRR R011 AB, Cl AB
     5.500%, 12/15/20                                                     573           601
   FHLMC REMIC, Ser R003, Cl AG
     5.125%, 10/15/15                                                     313           321
   FHLMC REMIC, Ser R006, Cl AK
     5.750%, 12/15/18                                                     273           286
   FHLMC REMIC, Ser R007, Cl AC
     5.875%, 05/15/16                                                     287           295
   FHLMC REMIC, Ser R009, Cl AJ
     5.750%, 12/15/18                                                     389           405
   FHLMC REMIC, Ser R010, Pool FHRR R010 AB, Cl AB
     5.500%, 12/15/19                                                     506           531
   FHLMC REMIC, Ser R015, Pool FHRR R015 AN, Cl AN
     3.750%, 02/15/13                                                     544           554
   FHLMC REMIC, Ser R016, Pool FHRR R016 AM, Cl AM
     5.125%, 06/15/18                                                     579           603
   FNMA, Pool 541946
     7.500%, 07/01/30                                                      --             1
   FNMA, Pool 837196
     5.500%, 02/01/21                                                     411           436
   FNMA, Pool 933915
     4.500%, 06/01/23                                                     391           403
   FNMA, Pool 961783
     4.500%, 02/01/23                                                     334           344
                                                                                  =========
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (Cost $ 6,918)                                                                   7,088
                                                                                  =========

U.S. TREASURY OBLIGATIONS [8.8%]
   U.S. Treasury Notes
     4.875%, 04/30/11                                                     330           347
     4.875%, 05/31/11                                                     210           222
     4.875%, 02/15/12                                                     100           107
     4.750%, 01/31/12                                                      50            54
     4.500%, 03/31/12                                                     565           605
     4.125%, 08/31/12                                                   1,000         1,069
     1.750%, 11/15/11                                                   1,150         1,165
                                                                                  =========
     TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $ 3,552)                                                                   3,569
                                                                                  =========

MUNICIPAL BONDS [2.8%]
   CALIFORNIA [2.8%]
   Irvine Ranch Water District, RB, ETM
     8.180%, 03/15/14                                                     550           605
   State of California, Sub-Ser A-2, RB
     3.000%, 06/23/10                                                     550           554
                                                                                  ---------
   TOTAL CALIFORNIA                                                                   1,159
                                                                                  =========
     TOTAL MUNICIPAL BONDS
     (Cost $ 1,157)                                                                   1,159
                                                                                  =========

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Limited Maturity Fixed Income Fund

                                                          Face Amount
Description                                               (000)/Shares       Value (000)
-----------------------------------------------------     ------------       -----------
ASSET-BACKED SECURITIES [1.1%]
   BMW Vehicle Lease Trust, Cl A3
     2.910%, 03/15/12                                      $      160        $      163
   Mercedes-Benz Auto Receivables Trust, Cl A4
     2.430%, 03/15/16                                             165               164
   USAA Auto Owner Trust, Cl A4
     2.530%, 07/15/15                                             135               134
                                                                             ==========
     TOTAL ASSET-BACKED SECURITIES
     (Cost $ 460)                                                                   461
                                                                             ==========

FOREIGN CORPORATE BOND [1.7%]
   ANZ National International
     6.200%, 07/19/13                                             625               674
                                                                             ==========
     TOTAL FOREIGN CORPORATE BOND
     (Cost $ 681)                                                                   674
                                                                             ==========

FOREIGN SOVEREIGN BOND [0.3%]
   Province of Ontario Canada
     1.875%, 11/19/12                                             125               124
                                                                             ==========
     TOTAL FOREIGN SOVEREIGN BOND
     (Cost $ 125)                                                                   124
                                                                             ==========

CASH EQUIVALENT [1.3%]
   AIM STIT-Treasury Portfolio, 0.020% *                      509,077               509
                                                                             ==========
     TOTAL CASH EQUIVALENT
     (Cost $ 509)                                                                   509
                                                                             ==========
     TOTAL INVESTMENTS [ 99.2%]
     (Cost $39,786) +                                                        $   40,362
                                                                             ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $40,676,284.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2009.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

CL -- CLASS
ETM -- ESCROW TO MATURITY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,786 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $634
     (000) AND $58 (000), RESPECTIVELY.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Limited Maturity Fixed Income Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

Investments in Securities                              Level 1         Level 2        Level 3            Total
-----------------------------------------------      ------------    ------------    ------------    ----------------
   Corporate Bonds                                   $         --    $     18,381    $         --    $         18,381
   U.S. Government Agency Obligations                          --           8,397              --               8,397
   U.S. Government Mortgage-Backed Obligations                 --           7,088              --               7,088
   U.S. Treasury Obligations                                   --           3,569              --               3,569
   Municipal Bonds                                             --           1,159              --               1,159
   Asset-Backed Securities                                     --             461              --                 461
   Foreign Corporate Bond                                      --             674              --                 674
   Foreign Sovereign Bond                                      --             124              --                 124
   Cash Equivalent                                            509              --              --                 509
                                                     ------------    ------------    ------------    ----------------
Total Investments in Securities                      $        509    $     39,853    $         --    $         40,362
                                                     ============    ============    ============    ================

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

Description                                               Face Amount (000)          Value (000)
                                                          ----------------        ---------------
CORPORATE BONDS [43.1%]
   AEROSPACE & DEFENSE [0.3%]
   United Technologies
      6.125%, 02/01/19                                     $           100        $           110
                                                                                  ---------------
   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                                 100                     99
                                                                                  ---------------
   APPLICATIONS SOFTWARE [0.2%]
   Microsoft
      4.200%, 06/01/19                                                  95                     95
                                                                                  ---------------
   AUTO/TRK PRTS AND EQUIP-ORIG [0.3%]
   Johnson Controls
      5.500%, 01/15/16                                                 100                    102
                                                                                  ---------------
   BANKS [8.9%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                                  75                     54
   ANZ National Int'l (A)
      2.375%, 12/21/12                                                 100                     99
   Bank of America
      10.200%, 07/15/15                                                100                    117
      2.100%, 04/30/12                                                 320                    323
   Bank of America, MTN
      7.375%, 05/15/14                                                 100                    114
      5.650%, 05/01/18                                                 265                    269
   Bank One
      10.000%, 08/15/10                                                 89                     94
   Citigroup
      6.375%, 08/12/14                                                 110                    115
      2.125%, 04/30/12                                                 250                    253
   Deutsche Bank Trust
      7.250%, 10/15/11                                                  46                     49
   Dresdner Bank - New York
      7.250%, 09/15/15                                                 150                    150
   European Investment Bank
      4.625%, 03/21/12                                                 250                    266
   JPMorgan Chase
      4.650%, 06/01/14                                                 350                    369
   Kookmin Bank (A)
      7.250%, 05/14/14                                                 100                    112
   Morgan Stanley
      5.300%, 03/01/13                                                 260                    274
   PNC Funding
      4.250%, 09/21/15                                                 150                    153
      2.300%, 06/22/12                                                 355                    361
   Santander Central Hispano Issuances
      7.625%, 09/14/10                                                 100                    105
   Wachovia
      5.300%, 10/15/11                                                 200                    212
   Wachovia, MTN
      5.500%, 05/01/13                                                 150                    159
                                                                                  ---------------
   TOTAL BANKS                                                                              3,648
                                                                                  ===============
   BEAUTY PRODUCTS [0.9%]
   Procter & Gamble
      4.700%, 02/15/19                                     $           185                    190
      4.600%, 01/15/14                                                 175                    186
                                                                                  ---------------
   TOTAL BEAUTY PRODUCTS                                                                      376
                                                                                  ===============
   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
      5.250%, 03/15/13                                                  75                     74
                                                                                  ===============
   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                                  75                     85
                                                                                  ===============
   CHEMICALS [0.5%]
   EI du Pont de Nemours
      5.875%, 01/15/14                                                 190                    210
                                                                                  ===============
   COATINGS/PAINT [0.5%]
   Sherwin-Williams
      3.125%, 12/15/14                                                 190                    188
                                                                                  ===============
   COMPUTER SYSTEM DESIGN & SERVICES[0.4%]
   Hewlett-Packard
      6.125%, 03/01/14                                                 135                    151
                                                                                  ===============
   DATA PROCESSING [0.3%]
   Fiserv
      6.125%, 11/20/12                                                 100                    109
                                                                                  ===============
   DRUGS [2.0%]
   Eli Lilly
      3.550%, 03/06/12                                                 175                    182
   Merck
      5.000%, 06/30/19                                                 200                    208
   Novartis Capital
      4.125%, 02/10/14                                                 110                    116
   Teva Pharmaceutical
      5.550%, 02/01/16                                                  75                     79
   Wyeth
      5.500%, 02/15/16                                                 200                    215
                                                                                  ===============
   TOTAL DRUGS                                                                                800
                                                                                  ===============
   ENERGY [1.5%]
   Carolina Power & Light
      5.150%, 04/01/15                                                  80                     86
   Exelon
      5.625%, 06/15/35                                                  75                     68
   FPL Group Capital
      7.875%, 12/15/15                                                 115                    138
   Korea Electric Power
      7.750%, 04/01/13                                                  95                    107
      6.750%, 08/01/27                                                  75                     70
   NiSource Finance
      7.875%, 11/15/10                                                  75                     79

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

Description                                                Face Amount (000)         Value (000)
----------------------------------------------------       ----------------       ---------------
PPL Energy Supply, Ser A
   5.700%, 10/15/15                                        $            75        $            78
                                                                                  ---------------
     TOTAL ENERGY                                                                             626
                                                                                  ===============
FINANCIAL SERVICES [6.3%]
American Express Credit, MTN
   7.300%, 08/20/13                                                    345                    388
Associates Corp of North America, Ser A
   7.950%, 02/15/10                                                     75                     75
Bank of New York Mellon, MTN
   3.100%, 01/15/15                                                    220                    218
Caterpillar Financial Services, MTN
   6.200%, 09/30/13                                                    225                    251
Eksportfinans
   3.000%, 11/17/14                                                    210                    207
General Electric Capital, MTN
   3.500%, 08/13/12                                                    225                    230
   3.000%, 12/09/11                                                    270                    278
General Electric Capital, Ser A, MTN
   6.000%, 06/15/12                                                     75                     81
HSBC Finance
   5.000%, 06/30/15                                                     75                     77
John Deere Capital
   2.875%, 06/19/12                                                    350                    361
Svensk Exportkredit
   4.875%, 01/19/10                                                    280                    280
UFJ Finance Aruba
   6.750%, 07/15/13                                                    125                    139
                                                                                  ---------------
     TOTAL FINANCIAL SERVICES                                                               2,585
                                                                                  ===============
FOOD, BEVERAGE & TOBACCO [2.7%]
Bottling Group
   5.125%, 01/15/19                                                    115                    119
Cia de Bebidas das Americas
   8.750%, 09/15/13                                                    175                    203
Coca-Cola
   5.350%, 11/15/17                                                    240                    259
General Mills
   5.650%, 02/15/19                                                    110                    117
Kellogg
   4.450%, 05/30/16                                                    210                    216
Kraft Foods
   6.500%, 08/11/17                                                    190                    206
                                                                                  ---------------
TOTAL FOOD, BEVERAGE & TOBACCO                                                              1,120
                                                                                  ===============
INSURANCE [0.6%]
Metropolitan Life Global Funding I (A)
   4.625%, 08/19/10                                                     75                     76
Protective Life
   4.300%, 06/01/13                                                    100                     96
Travelers (B)
   6.250%, 03/15/37                                                    100                     91
                                                                                  ---------------
TOTAL INSURANCE                                                                               263
                                                                                  ===============
INVESTMENT BANKER/BROKER DEALER  [3.7%]
Citigroup
   6.500%, 01/18/11                                                    235                    246
Credit Suisse USA
   5.250%, 03/02/11                                        $           325                    341
Goldman Sachs Group
   6.600%, 01/15/12                                                    200                    217
   5.150%, 01/15/14                                                    75                      79
   0.551%, 06/28/10 (B)                                                100                    100
Jefferies Group
   6.450%, 06/08/27                                                    100                     85
Merrill Lynch, Ser C, MTN (B)
   0.498%, 02/05/10                                                     70                     70
Morgan Stanley
   4.750%, 04/01/14                                                     75                     75
   0.564%, 01/15/10 (B)                                                140                    140
TD Ameritrade Holding
   4.150%, 12/01/14                                                    160                    158
                                                                                  ---------------
TOTAL INVESTMENT BANKER/BROKER DEALER                                                       1,511
                                                                                  ===============
MACHINERY-CONSTRUCTION AND MINING[0.4%]
Caterpillar
   7.900%, 12/15/18                                                    135                    165
                                                                                  ===============
MACHINERY-FARM [0.3%]
Deere
   4.375%, 10/16/19                                                    130                    130
                                                                                  ===============
MANUFACTURING [1.3%]
General Electric
   5.000%, 02/01/13                                                    150                    159
Honeywell International
   3.875%, 02/15/14                                                    100                    104
Tyco International Finance
   4.125%, 10/15/14                                                    200                    205
Tyco International Group
   6.375%, 10/15/11                                                     75                     80
                                                                                  ---------------
TOTAL MANUFACTURING                                                                           548
                                                                                  ===============
MEDICAL PRODUCTS [0.6%]
Johnson & Johnson
   5.550%, 08/15/17                                                    130                    143
Zimmer Holdings
   4.625%, 11/30/19                                                     90                     89
                                                                                  ---------------
TOTAL MEDICAL PRODUCTS                                                                        232
                                                                                  ===============
METALS & MINING [0.5%]
Rio Tinto Finance USA
   6.500%, 07/15/18                                                    100                     110
Vale Overseas
   6.875%, 11/21/36                                                    100                    100
                                                                                  ---------------
TOTAL METALS & MINING                                                                         210
                                                                                  ===============
MULTI-MEDIA [1.3%]
CBS
   6.625%, 05/15/11                                                     60                     63
Time Warner
   9.125%, 01/15/13                                                     50                     58
   5.875%, 11/15/16                                                    235                    253

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

Description                                                Face Amount (000)        Value (000)
-----------------------------------------------------      ----------------       ---------------
   Walt Disney, MTN
      6.375%, 03/01/12                                     $           150        $           164
                                                                                  ---------------
   TOTAL MULTI-MEDIA                                                                          538
                                                                                  ===============
   NETWORKING PRODUCTS [0.5%]
   Cisco Systems
      5.500%, 01/15/40                                                 100                     95
      4.950%, 02/15/19                                                 115                    118
                                                                                  ---------------
   TOTAL NETWORKING PRODUCTS                                                                  213
                                                                                  ===============
   OIL, GAS & CONSUMABLE FUELS [1.9%]
   Chevron
      3.450%, 03/03/12                                                 210                    218
   ConocoPhillips
      5.300%, 04/15/12                                                 300                    322
   Total Capital
      3.125%, 10/02/15                                                 250                    247
                                                                                  ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                                          787
                                                                                  ===============
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                                                  75                     75
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                                  50                     53
                                                                                  ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                                            128
                                                                                  ===============
   RETAIL [1.9%]
   Home Depot
      5.250%, 12/16/13                                                 310                    332
   Lowe's
      5.000%, 10/15/15                                                 200                    217
   Target
      6.350%, 01/15/11                                                 200                    211
                                                                                  ---------------
   TOTAL RETAIL                                                                               760
                                                                                  ===============
   RETAIL-DRUG STORE [0.3%]
   Walgreen
      5.250%, 01/15/19                                                 100                    106
                                                                                  ===============
   RETAIL-RESTAURANTS [0.2%]
   McDonald's, MTN
      5.000%, 02/01/19                                                  90                     94
                                                                                  ===============
   SECURITY BROKERS & DEALERS [0.1%]
   iStar Financial
      5.850%, 03/15/17                                                 100                     56
                                                                                  ===============
   SHORT-TERM BUSINESS CREDIT [0.1%]
   CIT Group Funding of Delaware
      10.250%, 05/01/13                                                  5                      5
      10.250%, 05/01/14                                                  8                      8
      10.250%, 05/01/15                                                  8                      7
      10.250%, 05/01/16                                                 13                     12
   CIT Group Funding of Delaware (continued)
      10.250%, 05/01/17                                                 18                     18
                                                                                  ---------------
     TOTAL SHORT-TERM BUSINESS CREDIT                                                          50
                                                                                  ===============
   TELEPHONES & TELECOMMUNICATIONS[2.9%]
   British Telecommunications
      9.625%, 12/15/30                                                 100                    127
      9.125%, 12/15/10 (C)                                              60                     64
   Deutsche Telekom International Finance
      8.750%, 06/15/30                                                  75                     97
   Deutsche Telekom International Finance
   BV
      6.000%, 07/08/19                                                  50                     53
   France Telecom
      7.750%, 03/01/11                                                  50                     54
   New Cingular Wireless Services
      8.750%, 03/01/31                                                  75                     97
   SBC Communications
      5.300%, 11/15/10                                                 250                    260
   Sprint Capital
      6.900%, 05/01/19                                                  75                     69
   Telecom Italia Capital
      7.200%, 07/18/36                                                  75                     82
   Telefonica Emisiones
      6.421%, 06/20/16                                                  75                     83
   Verizon Pennsylvania
      5.650%, 11/15/11                                                 200                    212
                                                                                  ---------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                                    1,198
                                                                                  ===============
   TRANSPORTATION SERVICES [0.8%]
   FedEx
      9.650%, 06/15/12                                                 125                    145
   United Parcel Service
      3.875%, 04/01/14                                                 195                    202
                                                                                  ---------------
   TOTAL TRANSPORTATION SERVICES                                                              347
                                                                                  ===============
   TOTAL CORPORATE BONDS
   (Cost $17,070)                                                                          17,714
                                                                                  ===============
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS[16.4%]
   FHLMC, Pool 1B2677 (B)
      3.181%, 01/01/35                                                  20                     21
   FHLMC, Pool 1B2683 (B)
      3.166%, 01/01/35                                                  12                     12
   FHLMC, Pool 1B2692 (B)
      3.002%, 12/01/34                                                  37                     38
   FHLMC, Pool C20300
      6.500%, 01/01/29                                                  10                     11
   FHLMC, Pool E01280
      5.000%, 12/01/17                                                  33                     35
   FHLMC, Pool G08003
      6.000%, 07/01/34                                                 102                    109
   FHLMC, Pool G11431
      6.000%, 02/01/18                                                  22                     23
   FHLMC, Pool G11911
      5.000%, 02/01/21                                                 248                    261

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

Description                                                Face Amount (000)        Value (000)
------------------------------------------------------     ----------------       ---------------
   FHLMC, Pool G18124
      6.000%, 06/01/21                                     $            72        $            77
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                                 150                    157
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                                 109                    116
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                                  76                     79
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                                  99                    105
   FHLMC REMIC, Ser 2544, Cl QB
      5.000%, 09/15/15                                                  10                     10
   FHLMC REMIC, Ser 2804, Cl VC
      5.000%, 07/15/21                                                 153                    159
   FHLMC REMIC, Ser R003, Cl VA
      5.500%, 08/15/16                                                 136                    145
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                                  86                     90
   FHLMC REMIC, Ser R010, Pool FHRR
   R010 AB, Cl AB
      5.500%, 12/15/19                                                 211                    221
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                                 116                    123
   FNMA
      2.750%, 03/13/14                                                  25                     25
   FNMA, Pool 252570
      6.500%, 07/01/29                                                  21                     23
   FNMA, Pool 253183
      7.500%, 04/01/30                                                   2                      2
   FNMA, Pool 253398
      8.000%, 08/01/30                                                   7                      8
   FNMA, Pool 254510
      5.000%, 11/01/17                                                  43                     45
   FNMA, Pool 254545
      5.000%, 12/01/17                                                  85                     89
   FNMA, Pool 254685
      5.000%, 04/01/18                                                  67                     70
   FNMA, Pool 254949
      5.000%, 11/01/33                                                  67                     69
   FNMA, Pool 255814
      5.500%, 08/01/35                                                 173                    182
   FNMA, Pool 303168
      9.500%, 02/01/25                                                   5                      6
   FNMA, Pool 735060
      6.000%, 11/01/34                                                  77                     82
   FNMA, Pool 735228
      5.500%, 02/01/35                                                  71                     75
   FNMA, Pool 745275
      5.000%, 02/01/36                                                 590                    606
   FNMA, Pool 745355
      5.000%, 03/01/36                                                 555                    571
   FNMA, Pool 745418
      5.500%, 04/01/36                                               1,068                  1,121
   FNMA, Pool 827223 (B)
      4.764%, 04/01/35                                                 136                    141
   FNMA, Pool 844809
      5.000%, 11/01/35                                                 652                    670
   FNMA, Pool 976420
      4.500%, 03/01/23                                                 546                    562
   FNMA, Ser 136, Cl PK
      6.000%, 08/25/22                                                  22                     23
   FNMA, Ser 33, Cl LD
      4.250%, 09/25/22                                                 132                    137
   FNMA, Ser W6, Cl 1A6
      5.500%, 07/25/34                                                  63                     65
   FNMA REMIC, Ser B2, Cl AB
      5.500%, 05/25/14                                                  92                     95
   GNMA, Pool 479168
      8.000%, 02/15/30                                                   8                      9
   GNMA, Pool 780315
      9.500%, 12/15/17                                                  11                     12
   GNMA, Ser 15, Cl A
      3.727%, 03/16/27                                                 118                    121
   GNMA, Ser 78, Cl C
      4.658%, 04/16/29                                                 150                    157
                                                                                  ===============
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $6,512)                                                                            6,758
                                                                                  ===============
U.S. TREASURY OBLIGATIONS [15.6%]
   U.S. Treasury Bonds
      6.250%, 08/15/23                                               2,175                  2,598
      5.250%, 11/15/28                                                 375                    406
   U.S. Treasury Notes
      4.750%, 05/15/14                                                 230                    253
      4.250%, 08/15/13                                                 200                    216
      4.250%, 11/15/17                                                 660                    692
      2.750%, 02/15/19                                                 275                    253
      2.625%, 04/30/16                                                 425                    412
      2.375%, 03/31/16                                               1,400                  1,339
      2.250%, 05/31/14                                                 225                    223
                                                                                  ===============
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $ 6,410)                                                                           6,392
                                                                                  ===============
U.S. GOVERNMENT AGENCY OBLIGATIONS[9.6%]
   FFCB
      4.875%, 04/04/12                                                 200                    215
   FHLMC
      4.375%, 07/17/15                                                 470                    501
      2.500%, 01/07/14                                                 800                    801
      2.125%, 03/23/12                                                 500                    508
   FNMA
      4.625%, 10/15/13                                                 930                  1,008
      4.625%, 10/15/14                                                 265                    287
      4.375%, 09/15/12                                                 600                    642
                                                                                  ===============
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $ 3,862)                                                                           3,962
                                                                                  ===============
ASSET-BACKED SECURITIES [5.0%]
   American Express Credit Account
      Master Trust, Cl A (B)
      0.273%, 02/15/13                                                 300                    299
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 05/28/37                                                 200                    145
   Capital One Multi-Asset Execution
   Trust, Ser 2006-A9, Cl A9 (B)
      0.248%, 05/15/13                                                 250                    249


Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

Description                                                Face Amount (000)        Value (000)
------------------------------------------------------     ----------------       ---------------
   Chase Issuance Trust, Cl A
      4.960%, 09/17/12                                           $  400                $  412
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF2 (C)
      2.645%, 04/25/34                                                5                     5
   Cityscape Home Equity Loan Trust,
      Ser 1997-C, Cl A4 (C)
      7.000%, 07/25/28                                                7                     7
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                                2                     2
   Countrywide Asset-Backed Certificates,
      Ser 2006-11, Cl 1AF3 (B)
      6.050%, 09/25/46                                              199                    91
   Countrywide Asset-Backed Certificates,
      Ser 2006-13, Cl 1AF2
      5.884%, 01/25/37                                              200                   189
   Countrywide Asset-Backed Certificates,
      Ser 2007-S1, Cl A6 (B)
      5.693%, 11/25/36                                              157                    80
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (B)
      4.810%, 07/25/35                                              123                    95
   Green Tree Financial, Ser 1997-7, Cl A6
      6.760%, 07/15/29                                               82                    82
   GSAA Home Equity Trust, Ser 2005-1,
      Cl AF2 (B)
      4.316%, 11/25/34                                               53                    50
   RAAC, Ser 2004-SP1, Cl AI4 (B)
      5.285%, 08/25/27                                              114                    97
   Renaissance Home Equity, Ser 2007-1,
      Cl AF2
      5.512%, 04/25/37                                              200                   102
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (B)
      5.572%, 06/25/32                                               54                    39
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6 (B)
      3.620%, 07/25/33                                              136                    97
                                                                                       ======
   TOTAL ASSET-BACKED SECURITIES
      (Cost $ 2,460)                                                                    2,041
                                                                                       ======
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS [4.6%]
   Bear Stearns Commercial Mortgage
      Security, Ser 2007-PW16,
      Cl AM (B)
      5.719%, 06/11/40                                              300                   207
   Citigroup, Ser 2007-CD4, Cl A2B
      5.205%, 12/11/49                                              150                   153
   Commercial Mortgage, Ser 2006-C8,
      Cl A2B
      5.248%, 12/10/46                                              185                   186
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                              150                   153
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (B)
      5.189%, 07/10/39                                              200                   200
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                              225                   224
   JPMorgan Chase, Ser 2006-CB17,
      Cl ASB
      5.415%, 12/12/43                                              200                   201
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C3, Cl A2
      4.553%, 07/15/30                                              205                   206
   Morgan Stanley Dean Witter Capital I,
      Cl A4
      6.660%, 02/15/33                                              202                   208
   Wachovia Bank Commercial Mortgage,
      Ser 2003-C3, Cl A2
      4.867%, 02/15/35                                              150                   154
                                                                                       ======
      TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
      (Cost $ 1,962)                                                                    1,892
                                                                                       ======

MORTGAGE-BACKED SECURITIES [3.5%]
   Banc of America Alternative Loan Trust,
      Ser 2004-2, Cl 5A1
      5.500%, 03/25/19                                               93                    79
   Banc of America Alternative Loan Trust,
      Ser 2005-4, Cl CB11
      5.500%, 05/25/35                                               62                    60
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                               71                    65
   Banc of America Alternative Loan Trust,
      Ser 2005-9, Cl 1CB3
      5.500%, 10/25/35                                               89                    71
   Banc of America Alternative Loan Trust,
      Ser 2006-2, Cl 6A1
      5.500%, 03/25/21                                              106                    91
   Chase Mortgage Finance, Ser 2003-S13,
      Cl A11
      5.500%, 11/25/33                                               77                    77
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                               73                    62
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                              101                    58
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 09/25/34                                               80                    78
   JP Morgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (B)
      5.629%, 04/25/37                                              200                   151
   JPMorgan Alternative Loan Trust,
      Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                              200                   118
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A2 (B)
      5.762%, 01/25/37                                              100                    74
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A4R (B)
      5.389%, 01/25/37                                              200                   125
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                               32                    31

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

                                                     Face Amount
Description                                          (000)/Shares      Value (000)
-----------                                          ------------      -----------
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                 $     56         $     55
   Salomon Brothers Mortgage Securities
      VII, Cl A2
      7.455%, 07/18/33                                       72               72
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-CB2, Cl 5A
      5.000%, 07/25/19                                      148              148
                                                                        ========
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $ 1,767)                                                       1,415
                                                                        ========
FOREIGN CORPORATE BOND [0.2%]
   National Bank of Hungary
      8.875%, 11/01/13                                       75               81
                                                                        ========
      TOTAL FOREIGN CORPORATE BOND
      (Cost $ 78)                                                             81
                                                                        ========

MUNICIPAL BOND [0.0%]
   LOUISIANA [0.0%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A, RB
      6.360%, 05/15/25                                        5                5
                                                                        ========
      TOTAL MUNICIPAL BOND
      (Cost $ 5)                                                               5
                                                                        ========
CASH EQUIVALENT [1.4%]
   AIM STIT-Treasury Portfolio, 0.020% *                591,189              591
                                                                        ========
      TOTAL CASH EQUIVALENT
      (Cost $ 591)                                                           591
                                                                        ========
      Total INVESTMENTS [ 99.4%]
      (Cost $40,717) +                                                  $ 40,851
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $41,108,844.

---------

*     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2009.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2009.

CL -- CLASS

FFCB -- FEDERAL FARM CREDIT BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

NA -- NATIONAL ASSOCIATION

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,717 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,266 (000) AND $1,132 (000), RESPECTIVELY.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Full Maturity Fixed Income Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

Investments in Securities                             Level 1   Level 2    Level 3    Total
------------------------------------------------     --------  ---------   -------  --------
     Corporate Bonds                                 $    --    $ 17,714    $ --    $ 17,714
     U.S. Government Mortgage-Backed Obligations          --       6,758      --       6,758
     U.S. Treasury Obligations                            --       6,392      --       6,392
     U.S. Government Agency Obligations                   --       3,962      --       3,962
     Asset-Backed Securities                              --       2,041      --       2,041
     Commercial Mortgage-Backed Obligations               --       1,892      --       1,892
     Mortgage-Backed Securities                           --       1,415      --       1,415
     Foreign Corporate Bond                               --          81      --          81
     Municipal Bonds                                      --           5      --           5
     Cash Equivalent                                     591          --      --         591
                                                     -------    --------    --      --------
Total Investments in Securities                      $   591    $ 40,260    $ --    $ 40,851
                                                     =======    ========    ==      ========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST R ECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Balanced Fund

Description                                                     Shares    Value (000)
--------------------------------------------------             --------   -----------
COMMON STOCK [56.3%]
    AEROSPACE & DEFENSE [2.3%]
    General Dynamics                                                226   $        15
    Honeywell International                                         789            31
    Lockheed Martin                                               1,096            83
    Raytheon                                                      1,353            70
    United Technologies                                           1,119            78
                                                                          -----------
    TOTAL AEROSPACE & DEFENSE                                                     277
                                                                          ===========

    AUTOMOTIVE [0.7%]
    AutoZone *                                                       96            15
    Ford Motor *                                                  6,539            66
                                                                          -----------
    TOTAL AUTOMOTIVE                                                               81
                                                                          ===========

    BANKS [1.1%]
    Bank of America                                               2,488            37
    Fifth Third Bancorp                                           1,709            17
    State Street                                                    620            27
    Wells Fargo                                                   1,702            46
                                                                          -----------
    TOTAL BANKS                                                                   127
                                                                          ===========

    BEAUTY PRODUCTS [0.9%]
    Procter & Gamble                                              1,724           105

    BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
    Celgene *                                                       314            17

    BIOTECHNOLOGY [0.8%]
    Amgen *                                                         728            41
    Biogen Idec *                                                   198            10
    Cephalon *                                                       52             3
    Cubist Pharmaceuticals *                                         37             1
    Exelixis *                                                      277             2
    Gilead Sciences *                                               617            27
    Millipore *                                                      39             3
    PDL BioPharma                                                   300             2
                                                                          -----------
    TOTAL BIOTECHNOLOGY                                                            89
                                                                          ===========

    BROADCASTING & CABLE [0.7%]
    Cisco Systems *                                               1,168            28
    Harris                                                          676            32
    JDS Uniphase *                                                3,392            28
                                                                          -----------
    TOTAL BROADCASTING & CABLE                                                     88
                                                                          ===========

    BUSINESS SERVICES [0.7%]
    Computer Sciences *                                             855            49
    Xerox                                                         3,936            33
                                                                          -----------
    TOTAL BUSINESS SERVICES                                                        82
                                                                          ===========

    CHEMICALS [0.5%]
    Eastman Chemical                                                422            25
    International Flavors & Fragrances                              598            25
    Monsanto                                                        176            14
                                                                          -----------
    TOTAL CHEMICALS                                                                64
                                                                          ===========

    COMMERCIAL BANKS [0.5%]
    BB&T                                                          2,520            64
                                                                          ===========

    COMMUNICATION & MEDIA [1.3%]
    Comcast, Cl A                                                 6,097           103
    Viacom, Cl B *                                                1,670           49
                                                                          -----------
    TOTAL COMMUNICATION & MEDIA                                                   152
                                                                          ===========
    COMPUTER SOFTWARE [1.6%]

    Adobe Systems *                                                 314            12
    CA                                                              483            11
    Compuware *                                                   2,897            21
    Microsoft                                                     4,895           149
                                                                          -----------
    TOTAL COMPUTER SOFTWARE                                                       193
                                                                          ===========

    COMPUTER SYSTEM DESIGN & SERVICES [3.1%]
    Apple *                                                         261            55
    Dell *                                                        4,944            71
    Hewlett-Packard                                                 364            19
    IBM                                                           1,420           186
    Western Digital *                                               955            42
                                                                          -----------
    TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                       373
                                                                          ===========

    CONSUMER PRODUCTS & SERVICES [0.4%]
    Kimberly-Clark                                                  794            51
                                                                          ===========

    DIVERSIFIED CONSUMER SERVICES [0.5%]
    H&R Block                                                     2,398            54
                                                                          ===========

    DIVERSIFIED MANUFACTURING [2.1%]
    3M                                                              896            74
    General Electric                                             11,493           174
                                                                          -----------
    TOTAL DIVERSIFIED MANUFACTURING                                               248
                                                                          ===========

    DIVERSIFIED METALS & MINING [1.2%]
    Freeport-McMoRan Copper & Gold, Cl B                            850            68
    Newmont Mining                                                1,459            69
                                                                          -----------
    TOTAL DIVERSIFIED METALS & MINING                                             137
                                                                          ===========

    DRUGS [4.1%]
    Abbott Laboratories                                             826            45
    Forest Laboratories *                                         1,496            48
    Johnson & Johnson                                             2,906           187
    Merck                                                         1,182            43
    Pfizer                                                        9,163           167
                                                                          -----------
    TOTAL DRUGS                                                                   490
                                                                          ===========

    ELECTRICAL SERVICES [1.5%]
    American Electric Power                                         515            18

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Balanced Fund

Description                                                     Shares    Value (000)
--------------------------------------------------             --------   -----------
  DTE Energy                                                      1,166   $        51
  Exelon                                                          1,328            65
  FPL Group                                                          52             3
  NiSource                                                          141             2
  Public Service Enterprise Group                                 1,040            34
                                                                          -----------
  TOTAL ELECTRICAL SERVICES                                                       173
                                                                          ===========

  ELECTRONIC EQUIPMENT [0.3%]
  Jabil Circuit                                                   2,054            36
                                                                          ===========

  ENERGY [0.8%]
  Edison International                                            1,110            39
  Entergy                                                           456            37
  PG&E                                                              435            19
                                                                          -----------
  TOTAL ENERGY                                                                     95
                                                                          ===========

  ENTERTAINMENT [0.5%]
  Carnival *                                                      1,976            63
  FINANCIAL SERVICES [1.6%]
  American Express                                                2,613           106
  Discover Financial Services                                     2,859            42
  Hudson City Bancorp                                             3,272            45
                                                                          -----------
  TOTAL FINANCIAL SERVICES                                                        193
                                                                          ===========

  FOOD, BEVERAGE & TOBACCO [1.7%]
  Coca-Cola                                                         439            25
  Coca-Cola Enterprises                                              24             -
  General Mills                                                     885            63
  Kraft Foods, Cl A                                                 557            15
  Molson Coors Brewing, Cl B                                        974            44
  PepsiCo                                                           815            50
                                                                          -----------
  TOTAL FOOD, BEVERAGE & TOBACCO                                                  197
                                                                          ===========

  HEALTHCARE PRODUCTS & SERVICES [1.1%]
  Cardinal Health                                                 1,228            40
  Life Technologies *                                               122             6
  McKesson                                                          962            60
  Waters *                                                          399            25
                                                                          -----------
  TOTAL HEALTHCARE PRODUCTS & SERVICES                                            131
                                                                          ===========

  HOUSEHOLD FURNITURE & FIXTURES [0.3%]
  Whirlpool                                                         400            32
                                                                          ===========

  INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.3%]
  AES *                                                           2,529            34
                                                                          ===========

  INSURANCE [1.7%]
  Chubb                                                           1,294            64
  Prudential Financial                                              873            43
  Tenet Healthcare *                                              4,521            24
  Travelers                                                       1,425            71
                                                                          -----------
  TOTAL INSURANCE                                                                 202
                                                                          ===========

  INVESTMENT BANKER/BROKER DEALER [3.4%]
  Federated Investors, Cl B                                       1,483            41
  Goldman Sachs Group                                               746           126
  JPMorgan Chase                                                  4,285           179
  Northern Trust                                                  1,153            60
                                                                          -----------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                           406
                                                                          ===========

  MEDICAL PRODUCTS & SERVICES [0.5%]
  Becton Dickinson                                                  207            16
  CareFusion *                                                    1,256            32
  Genzyme-General Division *                                        185             9
  Hospira *                                                          43             2
                                                                          -----------
  TOTAL MEDICAL PRODUCTS & SERVICES                                                59
                                                                          ===========

  PETROLEUM & FUEL PRODUCTS [5.9%]
  ChevronTexaco                                                   2,225           171
  ConocoPhillips                                                    166             9
  Devon Energy                                                      514            38
  Exxon Mobil                                                     2,355           161
  Marathon Oil                                                    1,997            62
  Occidental Petroleum                                            1,362           111
  Rowan                                                           1,510            34
  Tesoro                                                          1,768            24
  XTO Energy                                                      1,979            92
                                                                          -----------
  TOTAL PETROLEUM & FUEL PRODUCTS                                                 702
                                                                          ===========

  PRINTING & PUBLISHING [0.7%]
  Gannett                                                         2,603            39
  Pitney Bowes                                                    1,901            43
                                                                          -----------
  TOTAL PRINTING & PUBLISHING                                                      82
                                                                          ===========

  RAILROADS [0.5%]
  CSX                                                             1,347            65
                                                                          ===========

  REAL ESTATE INVESTMENT TRUST [0.0%]
  Plum Creek Timber                                                 125             5
  Public Storage                                                      2             -
                                                                          -----------
  TOTAL REAL ESTATE INVESTMENT TRUST                                                5
                                                                          ===========

  RETAIL [4.4%]
  AutoNation *                                                    1,306            25
  CVS                                                             3,169           102
  Gap                                                             2,422            51
  Home Depot                                                      2,009            58
  Limited Brands                                                  1,033            20
  McDonald's                                                         56             3
  Safeway                                                         2,270            48
  Supervalu                                                       2,181            28
  SYSCO                                                             383            11
  Target                                                          1,248            60
  TJX                                                               893            33

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Balanced Fund

                                                                                Shares/Face
Description                                                                     Amount (000)   Value (000)
-------------------------------------------------------                         ------------   -----------
 Wal-Mart Stores                                                                       1,521   $        81
                                                                                               -----------
 TOTAL RETAIL                                                                                          520
                                                                                               ===========

 SEMI-CONDUCTORS [1.5%]
 Intel                                                                                   520            11
 Micron Technology *                                                                   3,808            40
 Teradyne *                                                                            3,103            33
 Texas Instruments                                                                     3,492            91
 Xilinx                                                                                  234             6
                                                                                               -----------
 TOTAL SEMI-CONDUCTORS                                                                                 181
                                                                                               ===========

 TELEPHONES & TELECOMMUNICATIONS [3.6%]
 AT&T                                                                                  6,419           180
 Corning                                                                               5,076            98
 Frontier Communications                                                                 239             2
 L-3 Communications Holdings, Cl 3                                                       200            17
 Verizon Communications                                                                4,021           133
                                                                                               -----------
 TOTAL TELEPHONES & TELECOMMUNICATIONS                                                                 430
                                                                                               ===========

 TRANSPORTATION SERVICES [0.1%]
 Norfolk Southern                                                                        102             5
 Union Pacific                                                                           183            12
                                                                                               -----------
 TOTAL TRANSPORTATION SERVICES                                                                          17
                                                                                               ===========

 TRUCKING [0.3%]
 Ryder System                                                                            903            37
                                                                                               ===========

 WASTE MANAGEMENT SERVICES [0.7%]
 Waste Management                                                                      2,325            79
                                                                                               ===========

 WEB PORTALS/ISP [1.8%]
 Expedia *                                                                             1,488            38
 Google, Cl A *                                                                          281           174
 VeriSign *                                                                              246             6
                                                                                               -----------
 TOTAL WEB PORTALS/ISP                                                                                 218
                                                                                               ===========

 WHOLESALE [0.5%]
 Archer-Daniels-Midland                                                                  613            19
 Campbell Soup                                                                           183             6
 Dean Foods *                                                                          1,744            32
                                                                                               -----------
 TOTAL WHOLESALE                                                                                        57
                                                                                               ===========

   TOTAL COMMON STOCK
   (Cost $ 6,137)                                                                                    6,706
                                                                                               ===========

U.S. TREASURY OBLIGATIONS [14.0%]
 U.S. Treasury Bonds
   6.250%, 08/15/23                                                             $        625           747
   5.250%, 11/15/28                                                                      250           271
 U.S. Treasury Notes
   2.375%, 03/31/16                                                                      575           550

Description                                                                 Face Amount(000)   Value (000)
-------------------------------------------------------                     ----------------   -----------
  U.S. Treasury Notes (continued)
    2.250%, 05/31/14                                                        $            100   $        99
                                                                                               ===========
    TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $ 1,679)                                                                                   1,667
                                                                                               ===========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [8.0%]
  FHLB, Pool FHLB 00-0582 H, Cl H
    4.750%, 10/25/10                                                                     159           164
  FNMA, Pool 725424
    5.500%, 04/01/34                                                                     138           145
  FNMA, Pool 735230
    5.500%, 02/01/35                                                                     167           176
  FNMA, Pool 735925
    5.000%, 10/01/35                                                                     194           199
  FNMA, Pool 745275
    5.000%, 02/01/36                                                                     262           269
                                                                                               ===========
    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $ 955)                                                                                       953
                                                                                               ===========

ASSET-BACKED SECURITIES [5.1%]
  Bayview Financial Acquisition Trust,
    Ser 2007-A, Cl 1A2
    6.205%, 05/28/37                                                                     100            72
  Capital One Multi-Asset Execution
    Trust, Ser 2006-A9, Cl A9 (A)
    0.248%, 05/15/13                                                                     100           100
  Chase Issuance Trust, Ser 2006-A7,
    Cl A (A)
    0.243%, 02/15/13                                                                     100           100
  Countrywide Asset-Backed Certificates,
    Ser 2005-13, Cl AF2 (A)
    5.294%, 04/25/36                                                                      4              4
  Credit-Based Asset Servicing and
    Securitization, Ser 2005-CB8,
    Cl AF2 (B)
    5.300%, 12/25/35                                                                      28            26
  Discover Card Master Trust I,
    Ser 2003-3, Cl A (A)
    0.433%, 09/15/12                                                                      75            75
  GMAC Mortgage Corporation Loan
    Trust, Ser 2004-GH1, Cl A6 (A)
    4.810%, 07/25/35                                                                      61            48
  GMAC Mortgage Corporation Loan
    Trust, Ser 2004-HE5, Cl A6 (A)
    4.388%, 09/25/34                                                                      61            39
  MBNA Master Credit Card Trust,
    Ser 2000-E, Cl A
    7.800%, 10/15/12                                                                      50            51
  RAAC, Ser 2004-SP1, Cl AI4 (A)
    5.285%, 08/25/27                                                                      57            48
  Residential Asset Mortgage Products,
    Ser 2002-RS3, Cl AI5 (A)
    5.572%, 06/25/32                                                                      63            45
                                                                                               ===========
    TOTAL ASSET-BACKED SECURITIES
    (Cost $ 696)                                                                                       608
                                                                                               ===========

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Balanced Fund

Description                                                     Face Amount(000)   Value (000)
-------------------------------------------------------         ----------------   -----------
MORTGAGE-BACKED SECURITIES [4.7%]
  Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                          $             24   $        22
  Chase Mortgage Finance, Ser 2003-S14,
      Cl 3A6
      5.500%, 01/25/34                                                        30            29
  Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 06/25/34                                                       111           109
  Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                                        36            31
  Countrywide Alternative Loan Trust,
      Ser 2005-50CB, Cl 4A1
      5.000%, 11/25/20                                                        23            19
  Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 3A1
      5.250%, 05/25/21                                                        38            27
  First Horizon CMO, Ser 2006-FA6,
      Cl 3A1
      5.750%, 11/25/21                                                        49            43
  GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 09/25/34                                                        40            39
  JP Morgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (A)
      5.629%, 04/25/37                                                       100            75
  JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A4R (A)
      5.389%, 01/25/37                                                       100            62
  Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                                        16            15
  Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                                        19            19
  Residential Funding Mortgage Securities
      I, Ser 2003-S11, Cl A2
      4.000%, 06/25/18                                                        75            74
                                                                                   -----------
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $ 663)                                                                         564
                                                                                   ===========

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS [3.5%]
  First Union National Bank CMO,
      Ser 2001-C4, Cl A2
      6.223%, 12/12/33                                                        50            52
  GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                                       100           102
  GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (A)
      5.189%, 07/10/39                                                        75            75
  GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                                       100           100

                                                                    Face Amount
Description                                                         (000)/Shares   Value (000)
-------------------------------------------------------             ------------   -----------
  LB-UBS Commercial Mortgage Trust,
      Ser 2005-C3, Cl A2
      4.553%, 07/15/30                                              $         82   $        82
                                                                                   ===========
      TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS                                         411
      (Cost $ 405)
                                                                                   ===========

CASH EQUIVALENT [10.8%]
  AIM STIT-Treasury Portfolio, 0.020% **                               1,285,909         1,286
                                                                                   ===========
      TOTAL CASH EQUIVALENT
      (Cost $ 1,286)                                                                     1,286
                                                                                   ===========
      TOTAL INVESTMENTS [ 102.4%]
      (Cost $11,821) +                                                             $    12,195
                                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $11,905,941.

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2009.

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
ISP -- INTERNET SERVICE PROVIDER
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,821 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $746
      (000) AND $372 (000), RESPECTIVELY.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Balanced Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

Investments in Securities                              Level 1        Level 2        Level 3       Total
---------------------------------------------       ------------    ------------   -----------   ---------
  Common Stock                                      $      6,706    $         --   $        --   $   6,706
  U.S. Treasury Obligations                                   --           1,667            --       1,667
  U.S. Government Mortgage-Backed Obligations                 --             953            --         953
  Asset-Backed Securities                                     --             608            --         608
  Mortgage-Backed Securities                                  --             564            --         564
  Commercial Mortgage-Backed Obligations                      --             411            --         411
  Cash Equivalent                                          1,286              --            --       1,286
                                                    ------------    ------------   -----------   ---------
Total Investments in Securities                     $      7,992    $      4,203   $        --   $  12,195
                                                    ============    ============   ===========   =========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Diversified Equity Fund

Description                                                              Shares    Value (000)
---------------------------------------------------                     --------   -----------
COMMON STOCK [97.5%]
  AEROSPACE & DEFENSE [0.9%]
  General Dynamics                                                           639   $        44
  Honeywell International                                                  2,013            79
  Lockheed Martin                                                          2,385           180
  Raytheon                                                                 3,425           176
  United Technologies                                                      1,200            83
                                                                                   -----------
  TOTAL AEROSPACE & DEFENSE                                                                562
                                                                                   ===========

  APPAREL/TEXTILES [0.6%]
  Coach                                                                    3,970           145
  Nike, Cl B                                                               2,980           197
                                                                                   -----------
  TOTAL APPAREL/TEXTILES                                                                   342
                                                                                   ===========

  AUTOMOTIVE [0.7%]
  AutoZone *                                                                 621            98
  Ford Motor *                                                            13,721           137
  Harley-Davidson                                                          6,440           163
                                                                                   -----------
  TOTAL AUTOMOTIVE                                                                         398
                                                                                   ===========

  BANKS [2.8%]
  Bank of America                                                          5,416            81
  Bank of New York Mellon                                                  5,700           159
  Fifth Third Bancorp                                                     16,699           163
  M&T Bank                                                                 2,700           181
  MSCI, Cl A *                                                             3,670           117
  State Street                                                             3,607           157
  US Bancorp                                                              30,300           682
  Wells Fargo                                                              5,628           152
                                                                                   -----------
  TOTAL BANKS                                                                            1,692
                                                                                   ===========

  BEAUTY PRODUCTS [0.4%]
  Procter & Gamble                                                         3,841           233
                                                                                   ===========

  BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
  Celgene *                                                                  681            38
                                                                                   ===========

  BIOTECHNOLOGY [1.1%]
  Alexion Pharmaceuticals *                                                2,660           130
  Amgen *                                                                  1,584            90
  Biogen Idec *                                                              429            23
  Cephalon *                                                                 111             7
  Exelixis *                                                                 600             4
  Gilead Sciences *                                                        9,485           410
  Infinity Pharmaceuticals *                                                 250             2
  Millipore *                                                                 82             6
  PDL BioPharma                                                              651             4
                                                                                   -----------
  TOTAL BIOTECHNOLOGY                                                                      676
                                                                                   ===========

  BROADCASTING & CABLE [3.6%]
  Alcatel-Lucent                                                          52,000           173
  Cisco Systems *                                                         45,099         1,080
  F5 Networks *                                                            3,630           192
  Harris                                                                   1,470            70
  JDS Uniphase *                                                          7,383             61
  Qualcomm                                                                12,572           581
                                                                                   -----------
  TOTAL BROADCASTING & CABLE                                                             2,157
                                                                                   ===========

  BUSINESS SERVICES [1.6%]
  Computer Sciences *                                                      2,228           128
  eBay *                                                                     879            21
  Mastercard, Cl A                                                         1,100           282
  Visa, Cl A                                                               5,040           441
  Xerox                                                                    8,565            72
                                                                                   -----------
  TOTAL BUSINESS SERVICES                                                                  944
                                                                                   ===========
  CHEMICALS [1.2%]
  Eastman Chemical                                                         1,029            62
  Monsanto                                                                 4,442           363
  Potash Corp of Saskatchewan                                              2,600           282
                                                                                   -----------
  TOTAL CHEMICALS                                                                          707
                                                                                   ===========

  COMMERCIAL BANKS [0.4%]
  BB&T                                                                     9,008           229
                                                                                   ===========

  COMMUNICATION & MEDIA [1.6%]
  Cablevision Systems, Cl A                                               11,030           285
  Comcast, Cl A                                                           13,090           220
  Time Warner                                                              8,366           244
  Time Warner Cable, Cl A                                                  2,151            89
  Viacom, Cl B *                                                           3,701           110
                                                                                   -----------
  TOTAL COMMUNICATION & MEDIA                                                              948
                                                                                   ===========

  COMPUTER SOFTWARE [2.8%]
  Adobe Systems *                                                            842            31
  CA                                                                         971            22
  Compuware *                                                                127             1
  Microsoft                                                               16,227           495
  Oracle                                                                  16,400           402
  Symantec *                                                              40,141           718
                                                                                   -----------
  TOTAL COMPUTER SOFTWARE                                                                1,669
                                                                                   ===========

  COMPUTER SYSTEM DESIGN & SERVICES [5.2%]
  Apple *                                                                  5,713         1,205
  Dell *                                                                  33,877           486
  Hewlett-Packard                                                         11,083           571
  IBM                                                                      5,915           774
  Western Digital *                                                        1,873            83
                                                                                   -----------
  TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                                3,119
                                                                                   ===========

  COMPUTERS & PERIPHERALS [0.5%]
  EMC *                                                                   19,025           332
                                                                                   ===========

  CONSTRUCTION & ENGINEERING [0.4%]
  Aecom Technology *                                                       8,125           223
                                                                                   ===========

  CONSUMER PRODUCTS & SERVICES [1.4%]
  Clorox                                                                   4,050           247

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Diversified Equity Fund

Description                                                              Shares    Value (000)
----------------------------------------------------------              --------   -----------
  Colgate-Palmolive                                                        4,030   $       331
  Kimberly-Clark                                                           1,961           125
  Mattel                                                                   6,500           130
                                                                                   -----------
  TOTAL CONSUMER PRODUCTS & SERVICES                                                       833
                                                                                   ===========

  CONTAINERS & PACKAGING [0.4%]
  Crown Holdings *                                                         8,600           220
  Owens-Illinois *                                                           444            15
                                                                                   -----------
  TOTAL CONTAINERS & PACKAGING                                                             235
                                                                                   ===========

  DISTRIBUTORS [0.3%]
  Genuine Parts                                                            4,800           182
                                                                                   ===========

  DIVERSIFIED CONSUMER SERVICES [0.2%]
  H&R Block                                                                5,032           114
                                                                                   ===========

  DIVERSIFIED MANUFACTURING [2.0%]
  3M                                                                       5,247           434
  General Electric                                                        37,800           572
  Parker Hannifin                                                          4,275           230
                                                                                   -----------
  TOTAL DIVERSIFIED MANUFACTURING                                                        1,236
                                                                                   ===========

  DIVERSIFIED METALS & MINING [2.0%]
  Alcoa                                                                   20,730           334
  Cliffs Natural Resources                                                 7,900           364
  Freeport-McMoRan Copper & Gold, Cl B                                       962            77
  Newmont Mining                                                           3,467           164
  Rio Tinto, ADR                                                           1,260           272
                                                                                   -----------
  TOTAL DIVERSIFIED METALS & MINING                                                      1,211
                                                                                   ===========

  DRUGS [4.4%]
  Abbott Laboratories                                                      5,837           315
  Allergan                                                                 2,600           164
  Bristol-Myers Squibb                                                     5,500           139
  Forest Laboratories *                                                      988            32
  Johnson & Johnson                                                       10,106           651
  Merck                                                                    3,943           144
  Mylan *                                                                 17,900           330
  Pfizer                                                                  38,181           694
  Teva Pharmaceutical Industries                                           2,830           159
                                                                                   -----------
  TOTAL DRUGS                                                                            2,628
                                                                                   ===========

  ELECTRICAL EQUIPMENT [0.5%]
  Baldor Electric                                                         10,000           281
                                                                                   ===========

  ELECTRICAL SERVICES [0.6%]
  American Electric Power                                                  1,346            47
  DTE Energy                                                               2,521           110
  Exelon                                                                   2,718           133
  FPL Group                                                                1,285            68
  Public Service Enterprise Group                                            863            28
                                                                                   -----------
  TOTAL ELECTRICAL SERVICES                                                                386
                                                                                   ===========

  ELECTRONIC EQUIPMENT [0.1%]
  Jabil Circuit                                                            4,469            78
                                                                                   ===========

  ENERGY [0.3%]
  Edison International                                                     2,858            99
  Entergy                                                                    572            47
  PG&E                                                                       876            39
                                                                                   -----------
  TOTAL ENERGY                                                                             185
                                                                                   ===========

  ENGINEERING SERVICES [0.1%]
  Fluor                                                                    1,133            51

  ENTERTAINMENT [1.2%]
  Carnival *                                                               4,237           134
  International Game Technology                                            8,090           152
  Las Vegas Sands *                                                        8,830           132
  Starwood Hotels & Resorts Worldwide                                      4,420           161
  Wendy's, Cl A                                                           28,100           132
                                                                                   -----------
  TOTAL ENTERTAINMENT                                                                      711
                                                                                   ===========

  FINANCIAL SERVICES [2.4%]
  American Express                                                         5,560           225
  Charles Schwab                                                          20,750           390
  Citigroup                                                                4,747            16
  Discover Financial Services                                              5,056            74
  Hudson City Bancorp                                                      6,961            96
  IntercontinentalExchange *                                               3,640           409
  Nasdaq Stock Market *                                                   11,500           228
                                                                                   -----------
  TOTAL FINANCIAL SERVICES                                                               1,438
                                                                                   ===========

  FOOD, BEVERAGE & TOBACCO [4.3%]
  Coca-Cola                                                                6,845           390
  Coca-Cola Enterprises                                                    1,753            37
  ConAgra Foods                                                           14,525           335
  Del Monte Foods                                                         17,600           200
  General Mills                                                            6,783           480
  Kraft Foods, Cl A                                                          108             3
  Molson Coors Brewing, Cl B                                               2,072            94
  Pepsi Bottling Group                                                        16             1
  PepsiCo                                                                 17,433         1,060
                                                                                   -----------
  TOTAL FOOD, BEVERAGE & TOBACCO                                                         2,600
                                                                                   ===========

  GAS/NATURAL GAS [0.4%]
  Questar                                                                  5,770           240
                                                                                   ===========

  HEALTH CARE TECHNOLOGY [0.4%]
  Cerner *                                                                 3,110           256
                                                                                   ===========

  HEALTHCARE PRODUCTS & SERVICES [3.7%]
  Cardinal Health                                                          2,670            86
  Express Scripts, Cl A *                                                  3,410           295
  Life Technologies *                                                        262            14
  McKesson                                                                11,094           693
  Medtronic                                                                6,900           304

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Diversified Equity Fund

Description                                                              Shares    Value (000)
----------------------------------------------------------              --------   -----------
  Patterson *                                                              9,100   $       255
  Pharmaceutical Product Development                                       7,900           185
  UnitedHealth Group                                                       5,160           157
  Waters *                                                                 3,703           229
                                                                                   -----------
  TOTAL HEALTHCARE PRODUCTS & SERVICES                                                   2,218
                                                                                   ===========

  HOUSEHOLD FURNITURE & FIXTURES [0.7%]
  Pulte Homes                                                             33,650           337
  Whirlpool                                                                  823            66
                                                                                   -----------
  TOTAL HOUSEHOLD FURNITURE & FIXTURES                                                     403
                                                                                   ===========

  INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.1%]
  AES *                                                                    5,505            73
                                                                                   ===========

  INDUSTRIAL [0.1%]
  Manpower                                                                 1,660            91
                                                                                   ===========

  INSURANCE [3.2%]
  Chubb                                                                    9,520           468
  Hartford Financial Services Group                                        9,290           216
  HCC Insurance Holdings                                                  14,800           414
  Laboratory Corp of America Holdings *                                    3,200           239
  Marsh & McLennan                                                         7,850           173
  Tenet Healthcare *                                                       6,694            36
  Travelers                                                                3,286           164
  Unum Group                                                              11,300           221
                                                                                   -----------
  TOTAL INSURANCE                                                                        1,931
                                                                                   ===========

  INVESTMENT BANKER/BROKER DEALER [4.2%]
  BlackRock, Cl A                                                          1,720           399
  Federated Investors, Cl B                                                1,364            38
  Fortress Investment Group, Cl A *                                       28,660           128
  Goldman Sachs Group                                                      3,702           625
  JPMorgan Chase                                                          14,334           597
  Morgan Stanley                                                           6,175           183
  Northern Trust                                                           2,508           131
  T Rowe Price Group                                                       7,770           414
                                                                                   -----------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                                  2,515
                                                                                   ===========

  MACHINERY [1.6%]
  AGCO *                                                                   8,200           265
  Caterpillar                                                              3,870           220
  Cummins                                                                  3,510           161
  Dover                                                                    2,333            97
  Joy Global                                                               3,810           197
                                                                                   -----------
  TOTAL MACHINERY                                                                          940
                                                                                   ===========

  MANUFACTURING [0.7%]
  Tyco International                                                      11,450           409
                                                                                   ===========

  MEDICAL PRODUCTS & SERVICES [3.3%]
  Alcon                                                                    1,780           293
  Becton Dickinson                                                         2,931           231
  CareFusion *                                                             2,672            67
  Covidien                                                                 8,250           395
  Genzyme-General Division *                                                 401            20
  Hospira *                                                                  979            50
  Intuitive Surgical *                                                     1,000           303
  Quest Diagnostics                                                        5,800           350
  Stryker                                                                  4,750           239
  WellPoint *                                                                984            57
                                                                                   -----------
  TOTAL MEDICAL PRODUCTS & SERVICES                                                      2,005
                                                                                   ===========

  METALS & MINING [0.4%]
  Barrick Gold                                                             6,250           246
                                                                                   ===========

  OFFICE EQUIPMENT & SUPPLIES [0.2%]
  Avery Dennison                                                           3,000           109
                                                                                   ===========

  OFFICE FURNITURE & FIXTURES [0.3%]
  Salesforce.com *                                                         2,790           206
                                                                                   ===========

  PAPER & RELATED PRODUCTS [0.4%]
  Sealed Air                                                              11,382           249
                                                                                   ===========

  PERSONAL PRODUCTS [0.4%]
  Avon Products                                                            7,640           241
                                                                                   ===========

  PETROLEUM & FUEL PRODUCTS [12.5%]
  Anadarko Petroleum                                                       7,037           439
  Cameron International *                                                 10,290           430
  Chesapeake Energy                                                        8,400           217
  ChevronTexaco                                                            6,050           466
  ConocoPhillips                                                           3,961           202
  Devon Energy                                                               944            69
  Diamond Offshore Drilling                                                  627            62
  Enbridge                                                                 4,630           214
  Exterran Holdings *                                                     14,700           315
  Exxon Mobil                                                              5,008           341
  Marathon Oil                                                             5,187           162
  Newfield Exploration *                                                   6,200           299
  Occidental Petroleum                                                     8,479           690
  PetroHawk Energy *                                                      15,090           362
  Petroleo Brasileiro, ADR                                                 9,360           446
  Rowan                                                                    3,344            76
  Royal Dutch Shell, Cl B                                                  4,750           276
  Southwestern Energy *                                                   13,020           628
  Spectra Energy                                                           8,900           183
  Transocean *                                                             3,595           298
  Unit *                                                                   9,400           399
  Valero Energy                                                            7,200           121
  Weatherford International *                                             19,020           341
  Williams                                                                14,750           311
  XTO Energy                                                               4,306           200
                                                                                   -----------
  TOTAL PETROLEUM & FUEL PRODUCTS                                                        7,547
                                                                                   ===========

  PRINTING & PUBLISHING [0.3%]
  Gannett                                                                  5,539            82

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Diversified Equity Fund

Description                                                              Shares    Value (000)
----------------------------------------------------------              --------   -----------
  Pitney Bowes                                                             4,137   $        94
                                                                                   -----------
  TOTAL PRINTING & PUBLISHING                                                              176
                                                                                   ===========

  RAILROADS [0.0%]
  CSX                                                                        681            33

  REAL ESTATE INVESTMENT TRUST [0.0%]
  Plum Creek Timber                                                          265            10
  Public Storage                                                               7             1
                                                                                   -----------
  TOTAL REAL ESTATE INVESTMENT TRUST                                                        11
                                                                                   ===========

  REAL ESTATE MANAGEMENT & DEVELOPMENT [0.9%]
  Brookfield Asset Management, Cl A                                       15,900           353
  CB Richard Ellis Group, Cl A *                                          15,330           208
                                                                                   -----------
  TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                               561
                                                                                   ===========

  RETAIL [6.3%]
  Advance Auto Parts                                                       3,800           154
  AutoNation *                                                             2,736            53
  CVS                                                                     16,584           534
  Gap                                                                      5,075           106
  Guess ?                                                                  3,430           145
  Home Depot                                                               3,386            98
  Kohl's *                                                                 4,750           256
  Limited Brands                                                           3,492            67
  Lowe's                                                                  11,640           272
  McDonald's                                                               1,233            77
  Safeway                                                                  4,764           101
  Staples                                                                 10,700           263
  Supervalu                                                               24,546           312
  SYSCO                                                                    2,159            60
  Target                                                                   4,000           194
  TJX                                                                      1,476            54
  Walgreen                                                                 8,400           309
  Wal-Mart Stores                                                         10,462           559
  Whole Foods Market *                                                     6,570           180
                                                                                   -----------
  TOTAL RETAIL                                                                           3,794
                                                                                   ===========

  SEMI-CONDUCTORS [4.1%]
  Applied Materials                                                       48,420           675
  ASML Holding, Cl G GDR                                                  13,740           468
  Broadcom, Cl A *                                                         9,760           307
  Intel                                                                    1,087            22
  Lam Research *                                                          10,620           417
  Micron Technology *                                                     44,879           474
  Teradyne *                                                               6,604            71
  Texas Instruments                                                        2,461            64
                                                                                   -----------
  TOTAL SEMI-CONDUCTORS                                                                  2,498
                                                                                   ===========

  TELECOMMUNICATIONS EQUIPMENT [0.5%]
  Nokia, ADR                                                              23,600           303
                                                                                   ===========

  TELEPHONES & TELECOMMUNICATIONS [3.8%]
  America Movil, ADR                                                       5,090           239
  AT&T                                                                    27,172           762
  China Unicom Hong Kong, ADR                                             19,090           250
  Corning                                                                 10,685           206
  L-3 Communications Holdings, Cl 3                                          296            26
  Millicom International Cellular                                          3,390           250
  Qwest Communications International                                         118             1
  Verizon Communications                                                  17,807           590
                                                                                   -----------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                                  2,324
                                                                                   ===========

  TRANSPORTATION SERVICES [0.5%]
  FedEx                                                                    3,325           277
  Norfolk Southern                                                           278            15
  Union Pacific                                                              280            18
                                                                                   -----------
  TOTAL TRANSPORTATION SERVICES                                                            310
                                                                                   ===========

  TRUCKING [0.1%]
  Ryder System                                                             1,919            79
                                                                                   ===========

  WASTE MANAGEMENT SERVICES [0.3%]
  Waste Management                                                         4,945           167
                                                                                   ===========

  WEB PORTALS/ISP [3.4%]
  Amazon.com *                                                             4,680           629
  AOL *                                                                      760            18
  Expedia *                                                                2,474            64
  Google, Cl A *                                                           1,846         1,144
  Juniper Networks *                                                       7,050           188
  VeriSign *                                                                 524            13
                                                                                   -----------
  TOTAL WEB PORTALS/ISP                                                                  2,056
                                                                                   ===========

  WHOLESALE [0.6%]
  Archer-Daniels-Midland                                                  10,293           322
  Dean Foods *                                                             3,518            64
                                                                                   -----------
  TOTAL WHOLESALE                                                                          386
                                                                                   ===========
    TOTAL COMMON STOCK
    (Cost $ 53,741)                                                                     58,815
                                                                                   ===========
CASH EQUIVALENT [2.6%]
  AIM STIT-Treasury Portfolio, 0.020% **                               1,560,977         1,561
                                                                                   ===========
    TOTAL CASH EQUIVALENT
    (Cost $ 1,561)                                                                       1,561
                                                                                   ===========
    TOTAL INVESTMENTS [ 100.1%]
    (Cost $55,302) +                                                               $    60,376
                                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $60,336,868.

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009

AHA Diversified Equity Fund

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECIEPT
ISP -- INTERNET SERVICE PROVIDER

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,302 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,938 (000) AND $2,864 (000), RESPECTIVELY.

AS OF DECEMBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (Unaudited)
DECEMBER 31, 2009
--------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund



Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [94.0%]
   ADVERTISING [2.9%]
   CBS, Cl B                                            117,000     $      1,644
   -----------------------------------------------------------------------------

   BANKS [8.4%]
   BOK Financial                                         10,000              475
   Cullen                                                11,500              575
   M&T Bank                                              17,000            1,137
   Toronto-Dominion Bank                                  9,000              565
   UMB Financial                                         13,500              531
   US Bancorp                                            68,000            1,531
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                             4,814
   =============================================================================

   CHEMICALS [2.1%]
   EI du Pont de Nemours                                 35,000            1,178
   -----------------------------------------------------------------------------

   COMMUNICATION & MEDIA [1.9%]
   Thomson Reuters *                                     34,000            1,096
   -----------------------------------------------------------------------------

   COMPUTER SOFTWARE [6.1%]
   Microsoft                                             60,000            1,829
   Symantec *                                            95,000            1,700
   -----------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                                                 3,529
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.4%]
   Dell *                                                95,000            1,364
   -----------------------------------------------------------------------------

   CONSUMER PRODUCTS & SERVICES [4.8%]
   Clorox                                                26,000            1,586
   Kimberly-Clark                                        18,000            1,147
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      2,733
   =============================================================================

   DISTRIBUTORS [1.7%]
   Genuine Parts                                         25,000              949
   -----------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT [3.0%]
   Emerson Electric                                      40,000            1,704
   -----------------------------------------------------------------------------

   FINANCIAL SERVICES [3.7%]
   IntercontinentalExchange *                             7,000              786
   Nasdaq Stock Market *                                 45,000              892
   NYSE Euronext                                         18,000              455
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                2,133
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [9.8%]
   Cardinal Health                                       37,000            1,193
   McKesson                                              27,500            1,718
   Patterson *                                           60,000            1,679
   Pharmaceutical Product Development                    45,000            1,055
   -----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    5,645
   =============================================================================

Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES [1.1%]
   Whirlpool                                              8,000     $        645
   -----------------------------------------------------------------------------

   INSURANCE [5.2%]
   Chubb                                                 20,000              984
   Laboratory Corp of America Holdings *                 14,000            1,048
   Marsh & McLennan                                      44,000              971
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                         3,003
   =============================================================================

   MANUFACTURING [2.8%]
   Tyco International                                    45,875            1,637
   -----------------------------------------------------------------------------

   MEDICAL PRODUCTS & SERVICES [6.7%]
   CareFusion *                                          24,500              613
   Covidien                                              30,575            1,464
   Quest Diagnostics                                     29,000            1,751
   -----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,828
   =============================================================================

   OFFICE EQUIPMENT & SUPPLIES [1.1%]
   Avery Dennison                                        18,000              657
   -----------------------------------------------------------------------------

   PAPER & RELATED PRODUCTS [2.1%]
   Packaging Corp of America                             53,500            1,231
   -----------------------------------------------------------------------------

   PETROLEUM & FUEL PRODUCTS [15.4%]
   ConocoPhillips                                        32,000            1,634
   Exterran Holdings *                                   72,500            1,555
   Patterson-UTI Energy                                 112,000            1,719
   Southwestern Energy *                                 13,000              627
   Spectra Energy                                        80,000            1,641
   Unit *                                                40,000            1,700
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         8,876
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [3.1%]
   Brookfield Asset Management, Cl A                     80,000            1,774
   -----------------------------------------------------------------------------

   RETAIL [4.7%]
   Supervalu                                             87,000            1,106
   Walgreen                                              43,000            1,579
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                            2,685
   =============================================================================

   SEMI-CONDUCTORS [2.1%]
   Intel                                                 59,000            1,204
   -----------------------------------------------------------------------------

   TELECOMMUNICATIONS EQUIPMENT [2.9%]
   Nokia, ADR                                            83,000            1,067
   Research In Motion *                                   9,000              608
   -----------------------------------------------------------------------------
   TOTAL TELECOMMUNICATIONS EQUIPMENT                                      1,675
   =============================================================================

      TOTAL COMMON STOCK
      (Cost $54,399)                                                      54,004
      ==========================================================================

Schedule of Investments (Unaudited)
DECEMBER 31, 2009
--------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund


Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
   CASH EQUIVALENT [5.8%]
   AIM STIT-Government Tax Advantage
      Portfolio Institutional Class, 0.020% **        3,333,187     $      3,333
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
      (Cost $3,333)                                                        3,333
      ==========================================================================
      TOTAL INVESTMENTS [ 99.8%]
      (Cost $57,732) +                                              $     57,337
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $57,458,064.

*       NON-INCOME PRODUCING SECURITY.
**      THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF
        DECEMBER 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,732
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,824 (000) AND $5,219 (000), RESPECTIVELY.

AS OF DECEMBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST ECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CNI Charter Funds

By (Signature and Title)                  /S/: RICHARD A. WEISS
                                          ---------------------------------
                                          Richard A. Weiss, President & CEO

Date:  February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /S/: RICHARD A. WEISS
                                          ---------------------------------
                                          Richard A. Weiss, President & CEO

Date:  February 26, 2010

By (Signature and Title)                  /S/:ERIC KLEINSCHMIDT
                                          -------------------------------------
                                          Eric Kleinschmidt, Controller and COO

Date:  February 26, 2010